Annual Total Returns[BarChart] - Victory Diversified Stock Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.57%)	16.44%	34.46%	10.12%	(2.90%)	3.74%	27.32%	(13.36%)	29.25%	13.59%